Accrued Expenses And Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Line Items]
Accrued salaries and wages	$ 7,856	$ 8,088	$ 3,850
Deferred rent	4,007	3,876	3,400
Accrued payables	5,407	2,774	1,409
Accrued tax	1,480	2,210	798
Accrued vacation and benefits	1,407	813	557
Accrued other	208	136	70
Total accrued expenses and other current liabilities	$ 20,365	$ 17,897	$ 10,084